Risk Management - Disclosure of loans and advances at amortised cost by product (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Loans and advances	£ 1,232,975	£ 1,204,773
Provisions	766	736
Expected credit losses held against contingent liabilities and commitments
Disclosure of financial assets [line items]
Provisions	398	420
Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(4,034)	(3,860)
Total loans and advances at amortised cost including debt securities
Disclosure of financial assets [line items]
Loans and advances	205,939	195,054
Loans and advances at amortised cost
Disclosure of financial assets [line items]
Loans and advances	150,786	144,827
Loans and advances at amortised cost | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	138,892	132,689
Loans and advances at amortised cost | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(552)	(491)
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	11,093	11,654
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,036)	(1,063)
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	4,418	3,904
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(2,029)	(1,866)
Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	4,952	4,956
Retail mortgages | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	4,985	4,997	£ 8,362
Retail mortgages | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(33)	(41)	(360)
Retail mortgages | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	4,674	4,537	7,257
Retail mortgages | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(9)	(8)	(11)
Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	136	150	389
Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	(1)	(28)
Retail mortgages | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	175	310	716
Retail mortgages | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(24)	(32)	(321)
Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	20,527	19,749
Retail credit cards | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	23,113	22,306	27,287
Retail credit cards | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(2,586)	(2,557)	(2,776)
Retail credit cards | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	18,801	17,629	22,315
Retail credit cards | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(395)	(334)	(412)
Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	2,536	2,953	3,450
Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(796)	(807)	(1,138)
Retail credit cards | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	1,776	1,724	1,522
Retail credit cards | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,395)	(1,416)	(1,226)
Retail other
Disclosure of financial assets [line items]
Loans and advances	4,128	3,918
Retail other | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	4,160	3,949	3,411
Retail other | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(32)	(31)	(45)
Retail other | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	3,788	3,329	2,734
Retail other | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(7)	(5)	(8)
Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	265	404	369
Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(5)	(1)	(2)
Retail other | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	107	216	308
Retail other | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(20)	(25)	(35)
Corporate loans
Disclosure of financial assets [line items]
Loans and advances	121,179	116,204
Corporate loans | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	122,145	116,995	111,158
Corporate loans | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(966)	(791)	(836)
Corporate loans | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	111,629	107,194	100,956
Corporate loans | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(141)	(144)	(179)
Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	8,156	8,147	8,967
Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(235)	(254)	(309)
Corporate loans | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	2,360	1,654	1,235
Corporate loans | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(590)	(393)	£ (348)
Other financial assets subject to impairment | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	186,100	169,600
Other financial assets subject to impairment | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(145)	(150)
Other financial assets subject to impairment | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	184,400	168,300
Other financial assets subject to impairment | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(17)	(17)
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	1,600	1,100
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(8)	(7)
Other assets | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	123	130
Other assets | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(120)	(126)
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities
Disclosure of financial assets [line items]
Loans and advances	£ 205,939	£ 195,054
Coverage ratio	1.70%	1.70%
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 209,575	£ 198,494
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(3,636)	(3,440)
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 193,131	£ 179,266
Coverage ratio	0.30%	0.30%
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 193,693	£ 179,766
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(562)	(500)
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 10,419	£ 13,750
Coverage ratio	9.10%	7.20%
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 11,464	£ 14,824
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,045)	(1,074)
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Loans and advances	£ 2,389	£ 2,038
Coverage ratio	45.90%	47.80%
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 4,418	£ 3,904
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(2,029)	(1,866)
Financial assets at amortised cost | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Loans and advances	£ 150,786	£ 144,827
Coverage ratio	2.30%	2.30%
Financial assets at amortised cost | Loans and advances at amortised cost | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 154,403	£ 148,247
Financial assets at amortised cost | Loans and advances at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(3,617)	(3,420)
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 138,340	£ 132,198
Coverage ratio	0.40%	0.40%
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 138,892	£ 132,689
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(552)	(491)
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 10,057	£ 10,591
Coverage ratio	9.30%	9.10%
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 11,093	£ 11,654
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,036)	(1,063)
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Loans and advances	£ 2,389	£ 2,038
Coverage ratio	45.90%	47.80%
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 4,418	£ 3,904
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(2,029)	(1,866)
Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 4,952	£ 4,956
Coverage ratio	0.70%	0.80%
Financial assets at amortised cost | Retail mortgages | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 4,985	£ 4,997
Financial assets at amortised cost | Retail mortgages | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(33)	(41)
Financial assets at amortised cost | Retail mortgages | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 4,665	£ 4,529
Coverage ratio	0.20%	0.20%
Financial assets at amortised cost | Retail mortgages | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 4,674	£ 4,537
Financial assets at amortised cost | Retail mortgages | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(9)	(8)
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 136	£ 149
Coverage ratio	0.00%	0.70%
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 136	£ 150
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	(1)
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Loans and advances	£ 151	£ 278
Coverage ratio	13.70%	10.30%
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 175	£ 310
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(24)	(32)
Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 20,527	£ 19,749
Coverage ratio	11.20%	11.50%
Financial assets at amortised cost | Retail credit cards | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 23,113	£ 22,306
Financial assets at amortised cost | Retail credit cards | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(2,586)	(2,557)
Financial assets at amortised cost | Retail credit cards | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 18,406	£ 17,295
Coverage ratio	2.10%	1.90%
Financial assets at amortised cost | Retail credit cards | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 18,801	£ 17,629
Financial assets at amortised cost | Retail credit cards | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(395)	(334)
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 1,740	£ 2,146
Coverage ratio	31.40%	27.30%
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 2,536	£ 2,953
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(796)	(807)
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Loans and advances	£ 381	£ 308
Coverage ratio	78.50%	82.10%
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 1,776	£ 1,724
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,395)	(1,416)
Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 4,128	£ 3,918
Coverage ratio	0.80%	0.80%
Financial assets at amortised cost | Retail other | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 4,160	£ 3,949
Financial assets at amortised cost | Retail other | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(32)	(31)
Financial assets at amortised cost | Retail other | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 3,781	£ 3,324
Coverage ratio	0.20%	0.20%
Financial assets at amortised cost | Retail other | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 3,788	£ 3,329
Financial assets at amortised cost | Retail other | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(7)	(5)
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 260	£ 403
Coverage ratio	1.90%	0.20%
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 265	£ 404
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(5)	(1)
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Loans and advances	£ 87	£ 191
Coverage ratio	18.70%	11.60%
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 107	£ 216
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(20)	(25)
Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 121,179	£ 116,204
Coverage ratio	0.80%	0.70%
Financial assets at amortised cost | Corporate loans | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 122,145	£ 116,995
Financial assets at amortised cost | Corporate loans | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(966)	(791)
Financial assets at amortised cost | Corporate loans | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 111,488	£ 107,050
Coverage ratio	0.10%	0.10%
Financial assets at amortised cost | Corporate loans | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 111,629	£ 107,194
Financial assets at amortised cost | Corporate loans | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(141)	(144)
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 7,921	£ 7,893
Coverage ratio	2.90%	3.10%
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 8,156	£ 8,147
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(235)	(254)
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Loans and advances	£ 1,770	£ 1,261
Coverage ratio	25.00%	23.80%
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 2,360	£ 1,654
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(590)	(393)
Financial assets at amortised cost | Debt securities at amortised cost
Disclosure of financial assets [line items]
Loans and advances	£ 55,153	£ 50,227
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Debt securities at amortised cost | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 55,172	£ 50,247
Financial assets at amortised cost | Debt securities at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(19)	(20)
Financial assets at amortised cost | Debt securities at amortised cost | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 54,791	£ 47,068
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Debt securities at amortised cost | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 54,801	£ 47,077
Financial assets at amortised cost | Debt securities at amortised cost | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(10)	(9)
Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 362	£ 3,159
Coverage ratio	2.40%	0.30%
Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 371	£ 3,170
Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(9)	(11)
Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0
Not past due | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 9,709	£ 12,944
Coverage ratio	7.10%	5.90%
Not past due | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 10,448	£ 13,749
Not past due | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(739)	(805)
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 9,347	£ 9,785
Coverage ratio	7.20%	7.50%
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 10,077	£ 10,579
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(730)	(794)
Not past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 34	£ 8
Coverage ratio	0.00%	11.10%
Not past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 34	£ 9
Not past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	(1)
Not past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 1,514	£ 1,897
Coverage ratio	25.10%	22.50%
Not past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 2,022	£ 2,449
Not past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(508)	(552)
Not past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 77	£ 176
Coverage ratio	3.80%	0.60%
Not past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 80	£ 177
Not past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(3)	(1)
Not past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 7,722	£ 7,704
Coverage ratio	2.80%	3.00%
Not past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 7,941	£ 7,944
Not past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(219)	(240)
Not past due | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 362	£ 3,159
Coverage ratio	2.40%	0.30%
Not past due | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 371	£ 3,170
Not past due | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(9)	(11)
Not more than one month | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 310	£ 439
Coverage ratio	26.50%	20.20%
Not more than one month | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 422	£ 550
Not more than one month | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(112)	(111)
Not more than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 310	£ 439
Coverage ratio	26.50%	20.20%
Not more than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 422	£ 550
Not more than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(112)	(111)
Not more than one month | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 1	£ 0
Coverage ratio	0.00%	0.00%
Not more than one month | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 1	£ 0
Not more than one month | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0
Not more than one month | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 133	£ 151
Coverage ratio	44.10%	41.00%
Not more than one month | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 238	£ 256
Not more than one month | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(105)	(105)
Not more than one month | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 122	£ 157
Coverage ratio	0.80%	0.00%
Not more than one month | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 123	£ 157
Not more than one month | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1)	0
Not more than one month | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 54	£ 131
Coverage ratio	10.00%	4.40%
Not more than one month | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 60	£ 137
Not more than one month | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(6)	(6)
Not more than one month | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Not more than one month | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Not more than one month | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0
Greater than 30 days past due | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 400	£ 367
Coverage ratio	32.70%	30.10%
Greater than 30 days past due | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 594	£ 525
Greater than 30 days past due | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(194)	(158)
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 400	£ 367
Coverage ratio	32.70%	30.10%
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 594	£ 525
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(194)	(158)
Greater than 30 days past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 101	£ 141
Coverage ratio	0.00%	0.00%
Greater than 30 days past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 101	£ 141
Greater than 30 days past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0
Greater than 30 days past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 93	£ 98
Coverage ratio	66.30%	60.50%
Greater than 30 days past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 276	£ 248
Greater than 30 days past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(183)	(150)
Greater than 30 days past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 61	£ 70
Coverage ratio	1.60%	0.00%
Greater than 30 days past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 62	£ 70
Greater than 30 days past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1)	0
Greater than 30 days past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 145	£ 58
Coverage ratio	6.50%	12.10%
Greater than 30 days past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 155	£ 66
Greater than 30 days past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(10)	(8)
Greater than 30 days past due | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Greater than 30 days past due | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Greater than 30 days past due | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0